Estimated fair value of financial instruments (Tables)	12 Months Ended
Mar. 31, 2015
Fair Value, by Balance Sheet Grouping

A comparison of the fair values and carrying values of financial instruments is set out below:

	As of
	March 31, 2014										March 31, 2015
			Estimated Fair Value										Estimated Fair Value
	Carrying Value		Level 1		Level 2		Level 3		Total		Carrying Value		Level 1		Level 2		Level 3		Total		Carrying Value		Estimated Fair Value
	(In millions)
Financial Assets:
Cash and cash equivalents	Rs.	370,835.2	Rs.	370,835.2	Rs.	0	Rs.	0	Rs.	370,835.2	Rs.	341,124.3	Rs.	341,124.3	Rs.	0	Rs.	0	Rs.	341,124.3	US$	5,474.6	US$	5,474.6
Term placements		176,481.7		0		176,346.4		0		176,346.4		169,989.5		0		169,990.7		0		169,990.7		2,728.1		2,728.1
Investments held for trading		65,077.9		25.9		65,052.0		0		65,077.9		61,292.8		0		61,292.8		0		61,292.8		983.7		983.7
Investments available for sale*		908,128.9		341.1		907,787.8		0		908,128.9		1,503,708.4		105,008.8		1,382,450.2		16,249.4		1,503,708.4		24,132.8		24,132.8
Securities purchased under agreements to resell		57,322.6		0		57,322.6		0		57,322.6		1,592.6		0		1,592.6		0		1,592.6		25.6		25.6
Loans		3,185,648.1		0		3,220,631.0		0		3,220,631.0		3,896,115.0		0		1,190,272.3		2,726,798.2		3,917,070.5		62,527.9		62,864.2
Accrued interest receivable		40,388.5		0		40,388.5		0		40,388.5		45,705.0		0		45,705.0		0		45,705.0		733.5		733.5
Other assets		186,036.9		0		184,774.8		0		184,774.8		109,722.4		0		108,346.3		0		108,346.3		1,760.9		1,738.8
Financial Liabilities:
Interest-bearing deposits		3,057,154.5		0		3,039,651.4		0		3,039,651.4		3,768,678.8		0		3,766,754.6		0		3,766,754.6		60,482.7		60,451.8
Non-interest-bearing deposits		612,845.6		0		612,845.6		0		612,845.6		733,032.0		0		733,032.0		0		733,032.0		11,764.3		11,764.3
Securities sold under repurchase agreements		0		0		0		0		0		50,000.0		0		50,000.0		0		50,000.0		802.4		802.4
Short-term borrowings		150,775.5		0		151,062.9		0		151,062.9		214,191.9		0		214,448.4		0		214,448.4		3,437.5		3,441.6
Accrued interest payable		27,734.7		0		27,734.7		0		27,734.7		32,689.5		0		32,689.5		0		32,689.5		524.6		524.6
Long-term debt		395,208.6		0		399,998.8		0		399,998.8		457,934.4		0		466,351.5		0		466,351.5		7,349.3		7,484.4
Accrued expenses and other liabilities		295,116.6		0		295,116.6		0		295,116.6		200,563.5		0		200,563.5		.0		200,563.5		3,218.8		3,218.8

*	excluding investments carried at cost Rs. 704.4 million (US$11.3 million) (as at March 31, 2014, Rs.695.4 million)